Earnings Per Share - Basic and Diluted (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	650,432
Weighted Average Number of Shares Issued, Basic	297,748,327	302,225,923	302,225,923
Weighted average common shares outstanding for diluted calculation	297,753,770	302,225,923	302,225,923
Dilutive Securities, Effect on Basic Earnings Per Share, Dilutive Convertible Securities	$ 5,443	$ 0	$ 0